Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

On July 1, 2024, the Company entered into an exclusive license agreement (the “Columbia License Agreement”) with Columbia University (“Columbia”) with an effective date of June 28, 2024 (the “Effective Date”) pursuant to which the Company has been granted exclusive rights to certain patents and technical information to develop, manufacture and commercialize Products (as defined in the Columbia License Agreement), including therapies for stress-induced affective disorders and other conditions, for a cost of $247,400, which consisted of i) an initial license fee of $50,000 paid in October 2024, and ii) the reimburse to Columbia of $197,400 for patent and legal expenses that Columbia incurred before September 30, 2021 (See Note 7). The term of the Columbia License Agreement shall commence on the Effective Date and shall continue on a country-by-country and product-by-product basis until the latest of: (a) the date of expiration of the last to expire of the issued Patents (as defined in the Columbia License Agreement), (b) 20 years after the first bona fide commercial sale of the Product in the country in question, or (c) expiration of any market exclusivity period granted by a regulatory agency for a Product in the country in question (See Note 7).

On March 31, 2025 and December 31, 2024, intangible assets consisted of the following:

	Useful life	March 31, 2025	December 31, 2024
License	20 years	$247,400	$247,400
Less: accumulated amortization		(9,277)	(6,185)
		$238,123	$241,215

For the three months ended March 31, 2025 and 2024, amortization expense amounted to $3,093 and $0, respectively.

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending March 31:	Amount
2026	$12,370
2027	12,370
2028	12,370
2029	12,370
2030	12,370
Thereafter	176,273
Total	$238,123

NOTE 4 – INTANGIBLE ASSETS

On July 1, 2024, the Company entered into an exclusive license agreement (the “Columbia License Agreement”) with Columbia University (“Columbia”) with an effective date of June 28, 2024 (the “Effective Date”) and pursuant to which the Company has been granted exclusive rights to certain patents and technical information to develop, manufacture and commercialize Products (as defined in the Columbia License Agreement), including therapies for stress-induced affective disorders and other conditions for a cost of $247,400, which consisted of i) an initial license fee of $50,000 paid in October 2024, and ii) the reimburse to Columbia for unreimbursed patent expenses that Columbia incurred for legal activities occurring before September 30, 2021 of $197,400 (See Note 8). The term of the Columbia License Agreement shall commence on the Effective Date and shall continue on a country-by-country and product-by-product basis until the latest of: (a) the date of expiration of the last to expire of the issued Patents (as defined in the Columbia License Agreement), (b) 20 years after the first bona fide commercial sale of the Product in the country in question, or (c) expiration of any market exclusivity period granted by a regulatory agency for a Product in the country in question (See Note 8).

On December 31, 2024 and 2023, intangible assets consisted of the following:

	Useful life	December 31, 2024	December 31, 2023
License	20 years	$247,400	$-
Less: accumulated amortization		(6,185)	-
		$241,215	$-

For the years ended December 31, 2024 and 2023, amortization expense amounted to $6,185 and $0, respectively.

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending December 31:	Amount
2025	$12,370
2026	12,370
2027	12,370
2028	12,370
2029	12,370
Thereafter	179,365
Total	$241,215